Consolidated Statements of Operations and Comprehensive Income(Loss) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
REVENUE		$ 18,543,243	$ 32,281,543	$ 25,526,557
Cost of revenue		22,206,058	26,036,011	18,302,494
GROSS PROFIT(LOSS)		(3,662,815)	6,245,532	7,224,063
Selling and marketing expenses		4,646,875	380,723	133,387
General and administrative expenses		6,308,898	4,448,342	1,258,750
Impairment loss		1,109,194
Research and development expenses		8,694,836
Total operating expenses		20,759,803	4,829,065	1,392,137
INCOME(LOSS) FROM OPERATIONS		(24,422,618)	1,416,467	5,831,926
Other income (expenses):
Interest expenses, net		(216,558)	(235,327)	(243,458)
Other income(expenses), net		56,044	377,979	95,946
Total other income (expenses), net		(160,514)	142,652	(147,512)
INCOME(LOSS) BEFORE INCOME TAX PROVISION		(24,583,132)	1,559,119	5,684,414
PROVISION FOR INCOME TAXES		674,564	871,231	1,416,872
NET INCOME(LOSS)		(25,257,696)	687,888	4,267,542
Less: net income(loss) attributable to non-controlling interests		(927,281)	(100,070)
NET INCOME(LOSS) ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		(24,330,415)	787,958	4,267,542
Other comprehensive income (loss):
Foreign currency translation adjustment		(1,674,640)	(873,803)	1,335,757
COMPREHENSIVE INCOME(LOSS)		(26,932,336)	(185,915)	5,603,299
Less: comprehensive loss attributable to non-controlling interest		(888,030)	(100,070)
COMPREHENSIVE INCOME(LOSS) ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		$ (26,044,306)	$ (85,845)	$ 5,603,299
Net income per share
Basic (in Dollars per share)		$ (10.1)	$ 0.4	$ 2.5
Weighted average shares used in calculating net income per share*
Basic (in Shares)	[1]	2,405,001	2,095,000	1,722,870
Event hosting
REVENUE		$ 4,348,303	$ 14,711,787	$ 14,978,643
Event planning and execution
REVENUE		4,132,477	8,420,328	9,196,773
Brand promotion
REVENUE		9,650,274	8,733,764	750,315
Other services
REVENUE		$ 412,189	$ 415,664	$ 600,826

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023